BORROWINGS AND FINANCE LEASES - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes from financing cash flows
Proceeds from borrowings, classified as financing activities	€ 987	€ 398	€ 350
Repayments on third party borrowings	(625)	(426)	(1,160)
Payment of principal on lease obligations	(128)	(18)	(20)
Other financing activities, net	2	(11)	(2)
Other non-cash changes
Payments of interest on lease obligations	4
Current portion of borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	491	274
Changes from financing cash flows
Proceeds from borrowings, classified as financing activities	101	0
Repayments on third party borrowings	(350)	131
Payment of principal on lease obligations		(18)
Payment of principal and interest on lease obligations	(132)
Capitalised discount/premium		0
Other financing activities, net		0
Other non-cash changes
Amortisation of discount, premium and issue costs	1	0
Lease additions	20	1
Lease operating liability recognised as at 1 January 2019	92
Currency translation	9	1
Reclassifications	567	364
Total changes	308	217
Ending balance	799	491	274
Borrowings, less current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,127	5,474
Changes from financing cash flows
Proceeds from borrowings, classified as financing activities	987	398
Repayments on third party borrowings	(275)	(426)
Payment of principal on lease obligations		0
Payment of principal and interest on lease obligations	0
Capitalised discount/premium		(2)
Other financing activities, net		(8)
Other non-cash changes
Amortisation of discount, premium and issue costs	9	8
Lease additions	102	5
Lease operating liability recognised as at 1 January 2019	230
Currency translation	9	42
Reclassifications	(567)	(364)
Total changes	495	(347)
Ending balance	5,622	5,127	5,474
Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,618	5,748
Changes from financing cash flows
Proceeds from borrowings, classified as financing activities		398
Repayments on third party borrowings	(625)
Payment of principal on lease obligations		(18)
Payment of principal and interest on lease obligations	(132)
Capitalised discount/premium		(2)
Other financing activities, net		(8)
Other non-cash changes
Amortisation of discount, premium and issue costs	10	8
Lease additions	122	6
Lease operating liability recognised as at 1 January 2019	322
Currency translation	18	43
Reclassifications	0	0
Total changes	803	(130)
Ending balance	€ 6,421	€ 5,618	€ 5,748